Summary of Significant Accounting Policies - Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012 financial_institutions	Sep. 28, 2012 Credit concentration risk Cash on deposit	Dec. 31, 2012 Maximum Customer concentration risk Rental revenues	Dec. 31, 2012 Restaurant industry Customer concentration risk Rental revenues	Dec. 31, 2012 Drugstore industry Customer concentration risk Rental revenues	Dec. 31, 2012 Retail industry Customer concentration risk Rental revenues	Dec. 31, 2012 Texas Geographic concentration risk Property	Dec. 31, 2012 Texas Geographic concentration risk Rental revenues	Dec. 31, 2012 Florida Geographic concentration risk Property	Dec. 31, 2012 Florida Geographic concentration risk Rental revenues
Concentration Risk [Line Items]
Cash on deposit, number of financial institutions which had deposits in excess of current federally insured limits (in financial institutions)	4
Cash on deposit in excess of federally insured levels		$ 7.7
Concentration risk, percentage			10.00%	15.00%	15.00%	17.00%		16.00%		10.00%
Number of owned properties (in number of properties)							166		23